Financial risk management	6 Months Ended
Jun. 30, 2023
Financial risk management [Abstract]
Financial risk management
Note 3. - Financial risk management
Atlantica’s activities are exposed to various financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. Risk is managed by the Company’s Risk Management and Finance Departments, which are responsible for identifying and evaluating financial risks, quantifying them by project, region and company, in accordance with mandatory internal management rules. The internal management rules provide written policies for the management of overall risk, as well as for specific areas. The internal management policies of the Company also define the use of hedging instruments and derivatives and the investment of excess cash.
These Consolidated Condensed Interim Financial Statements do not include all financial risk management information and disclosures required for annual financial statements and should be read together with the information included in Note 3 to Atlantica’s annual consolidated financial statements as of December 31, 2022 included in the 2022 20-F.